Shareholder Report, Holdings (Details) - Multi-Manager Small Cap Equity Strategies Fund - Institutional Class [Member]	Feb. 28, 2025
Casella Waste Systems, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Descartes Systems Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Clearwater Analytics Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Simpson Manufacturing Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Merit Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Construction Partners, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FirstService Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Exponent, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%